Transamerica Variable Annuity Series	Partners Variable Annuity SeriesSM
Transamerica AxiomSM II	Transamerica Advisor EliteSM II
Transamerica PrincipiumSM III	Transamerica Income EliteSM II
Transamerica LandmarkSM NY Variable Annuity	Transamerica LibertySM NY Variable Annuity
Transamerica AxiomSM NY Variable Annuity	Income EliteSM Variable Annuity
Transamerica PrincipiumSM II Variable Annuity	Transamerica Variable Annuity I-Share
Transamerica InspireSM Variable Annuity

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Rate Sheet Supplement dated November 18, 2019

(for Applications signed on or after December 1, 2019)

to the

Prospectus dated May 1, 2019

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this supplement to provide the rider fee, growth and withdrawal percentages that we are offering for the Retirement Income Max® rider as described in the Retirement Income Max® Rider Fees, Retirement Income Max® – Base Benefit – Withdrawal Percentage and the Retirement Income Max® – Base Benefit – Growth sections of the prospectus. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective prospectuses, as amended.

The amounts listed below apply for applications signed between December 1, 2019 and January 31, 2020. The rider fee, growth and withdrawal percentages may be different than those listed below for applications signed after January 31, 2020. The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage may increase by no more than 0.75% from the current rider fee percentage listed below). The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

RIDER FEE

Single	Joint
1.45%	1.55%

GROWTH PERCENTAGE

7.20%

SINGLE LIFE WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*
0-58	N/A**
59-64	4.00%
65-74	5.00%
75-79	5.25%
≥ 80	5.75%

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2019.

Please read this Supplement carefully and retain it for future reference.

JOINT LIFE WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Joint Life Option*
0-61	N/A**
62-64	3.50%
65-74	4.50%
75-79	4.75%
≥ 80	5.25%

* The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the benefit anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

**Rider is not available for this age band of this option.

Please note: In order for you to receive the rider fee, growth and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days after the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Transamerica Financial Life Insurance Company
Product Name	SEC File Number	Product Name	SEC File Number
Transamerica Variable Annuity Series	333-185574	Partners Variable Annuity Series	333-185574
Transamerica AxiomSM II	333-186033	Transamerica Advisor EliteSM II	333-186035
Transamerica PrincipiumSM III	333-186034	Transamerica Income EliteSM II	333-186036
Transamerica LandmarkSM NY Variable Annuity	33-83560	Transamerica LibertySM NY Variable Annuity	333-187916
Transamerica AxiomSM NY Variable Annuity	333-187920	Income EliteSM Variable Annuity	333-187921
Transamerica PrincipiumSM II Variable Annuity	333-187918	Transamerica Variable Annuity I-Share	333-186035
Transamerica InspireSM Variable Annuity	333-215599

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2019.

Please read this Supplement carefully and retain it for future reference.

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